TRADING ASSETS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2012 Debt securities issued by other governments and public sector entities EUR (€)	Dec. 31, 2013 Debt securities issued by Greek financial institutions EUR (€)	Dec. 31, 2012 Debt securities issued by Greek financial institutions EUR (€)	Dec. 31, 2013 Debt securities issued by foreign financial institutions EUR (€)	Dec. 31, 2012 Debt securities issued by foreign financial institutions EUR (€)	Dec. 31, 2013 Corporate debt securities issued by Greek companies EUR (€)	Dec. 31, 2012 Corporate debt securities issued by Greek companies EUR (€)	Dec. 31, 2013 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2012 Corporate debt securities issued by foreign companies EUR (€)	Dec. 31, 2013 Equity securities issued by Greek companies EUR (€)	Dec. 31, 2012 Equity securities issued by Greek companies EUR (€)	Dec. 31, 2013 Equity securities issued by foreign companies EUR (€)	Dec. 31, 2012 Equity securities issued by foreign companies EUR (€)	Dec. 31, 2013 Mutual fund units EUR (€)	Dec. 31, 2012 Mutual fund units EUR (€)	Dec. 31, 2013 Greek treasury bills EUR (€)	Dec. 31, 2012 Greek treasury bills EUR (€)	Dec. 31, 2013 Foreign treasury bills EUR (€)	Dec. 31, 2012 Foreign treasury bills EUR (€)
Schedule Of Trading Securities And Other Trading Assets [Line Items]
Trading assets	€ 3,082	€ 5,469		$ 4,275	€ 455	€ 256	€ 0	€ 41	€ 342	€ 210	€ 20	€ 18	€ 13	€ 9	€ 26	€ 30	€ 7	€ 8	€ 7	€ 12	€ 2,086	€ 3,222	€ 126	€ 1,663
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	126	60	714
Securities that are pledged as collateral incleded in trading assets	€ 2,470	€ 926